Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	$ 4
Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	6
Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(6)
Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Cash and cash equivalents and deposits [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	1,877
Cash and cash equivalents and deposits [Member] | Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	38
Cash and cash equivalents and deposits [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	94
Cash and cash equivalents and deposits [Member] | Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(94)
Cash and cash equivalents and deposits [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(38)
Other current assets [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	1,185
Other current assets [Member] | Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	24
Other current assets [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	59
Other current assets [Member] | Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(59)
Other current assets [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(24)
Accounts payable [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(661)
Accounts payable [Member] | Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(13)
Accounts payable [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(33)
Accounts payable [Member] | Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	33
Accounts payable [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	13
Other payables [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(1,970)
Other payables [Member] | Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(39)
Other payables [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(99)
Other payables [Member] | Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	99
Other payables [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	39
Post-employment benefit liabilities [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(292)
Post-employment benefit liabilities [Member] | Down Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(6)
Post-employment benefit liabilities [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(15)
Post-employment benefit liabilities [Member] | Up Range [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	15
Post-employment benefit liabilities [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	$ 6